INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Warehouse inventory	$ 12,885	$ 9,682
Stockpile inventory	3,279	2,389
Finished goods inventory	9,491	6,138
Work in process inventory	1,603	975
Inventories	$ 27,258	$ 19,184